This is filed pursuant to Rule 497(e).

AllianceBernstein Americas Government Income Trust, Inc.
File Nos. 33-45328 and 811-06554.

AllianceBernstein Global Strategic Income Trust, Inc.
File Nos. 33-63797 and 811-07391.

AllianceBernstein High Yield Fund, Inc.
File Nos. 333-18505 and 811-09160.

AllianceBernstein Multi-Market Strategy Trust, Inc.
File Nos. 33-39350 and 811-06251.

AllianceBernstein All-Asia Investment Fund, Inc.
File Nos. 33-84270 and 811-08776.

AllianceBernstein Global Small Cap Fund, Inc.
File Nos. 2-25364 and 811-01415.

AllianceBernstein Greater China '97 Fund, Inc.
File Nos. 333-26229 and 811-08201.

AllianceBernstein Health Care Fund, Inc.
File Nos. 333-77953 and 811-09329.

AllianceBernstein International Premier Growth Fund, Inc.
File Nos. 333-41375 and 811-08527.

AllianceBernstein Mid-Cap Growth Fund, Inc.
File Nos. 2-10768 and 811-00204.

AllianceBernstein New Europe Fund, Inc.
File Nos. 33-37848 and 811-06028.

AllianceBernstein Premier Growth Fund, Inc.
File Nos. 33-49530 and 811-06730.

AllianceBernstein Quasar Fund, Inc.
File Nos. 2-29901 and 811-01716.

AllianceBernstein Technology Fund, Inc.
File Nos. 2-70427 and 811-03131.

AllianceBernstein Worldwide Privatization Fund, Inc.
File Nos. 33-76598 and 811-08426.

The AllianceBernstein Portfolios
File Nos. 33-12988 and 811-05088.

AllianceBernstein Institutional Funds, Inc.
File Nos. 333-37177 and 811-08403.

AllianceBernstein Municipal Income Fund, Inc.
File Nos. 33-07812 and 811-04791.

AllianceBernstein Municipal Income Fund II
File Nos. 33-60560 and 811-07618.

AllianceBernstein Select Investor Series, Inc.
File Nos. 333-08818 and 811-09176.

AllianceBernstein Balanced Shares, Inc.
File Nos. 2-10988 and 811-00134.

AllianceBernstein Disciplined Value Fund, Inc.
File Nos. 333-90261 and 811-09687.

AllianceBernstein Growth and Income Fund, Inc.
File Nos. 2-11023 and 811-00126.

AllianceBernstein Real Estate Investment Fund, Inc.
File Nos. 333-08153 and 811-07707.

AllianceBernstein Utility Income Fund, Inc.
File Nos. 33-66630 and 811-07916.

ALLIANCEBERNSTEIN INVESTMENT
RESEARCH AND MANAGEMENT [LOGO] (R)

                  ALLIANCEBERNSTEIN BOND FUNDS
    AllianceBernstein Americas Government Income Trust, Inc.
      AllianceBernstein Global Strategic Income Trust, Inc.
             AllianceBernstein High Yield Fund, Inc.
       AllianceBernstein Multi-Market Strategy Trust, Inc.

                 ALLIANCEBERNSTEIN GROWTH FUNDS
        AllianceBernstein All-Asia Investment Fund, Inc.
          AllianceBernstein Global Small Cap Fund, Inc.
         AllianceBernstein Greater China '97 Fund, Inc.
            AllianceBernstein Health Care Fund, Inc.
    AllianceBernstein International Premier Growth Fund, Inc.
           AllianceBernstein Mid-Cap Growth Fund, Inc.
             AllianceBernstein New Europe Fund, Inc.
           AllianceBernstein Premier Growth Fund, Inc.
               AllianceBernstein Quasar Fund, Inc.
             AllianceBernstein Technology Fund, Inc.
      AllianceBernstein Worldwide Privatization Fund, Inc.
The AllianceBernstein Portfolios - AllianceBernstein Growth Fund

           ALLIANCEBERNSTEIN INSTITUTIONAL FUNDS, INC.
       AllianceBernstein Premier Growth Institutional Fund
           AllianceBernstein Quasar Institutional Fund
   AllianceBernstein Real Estate Investment Institutional Fund
       AllianceBernstein Special Equity Institutional Fund

          ALLIANCEBERNSTEIN MUNICIPAL INCOME FUND, INC.

           ALLIANCEBERNSTEIN MUNICIPAL INCOME FUND II

         ALLIANCEBERNSTEIN SELECT INVESTOR SERIES, INC.
                     Biotechnology Portfolio
                        Premier Portfolio
                   Small Cap Growth Portfolio
                      Technology Portfolio

                  ALLIANCEBERNSTEIN VALUE FUNDS
             AllianceBernstein Balanced Shares, Inc.
         AllianceBernstein Disciplined Value Fund, Inc.
         AllianceBernstein Growth and Income Fund, Inc.
       AllianceBernstein Real Estate Investment Fund, Inc.
           AllianceBernstein Utility Income Fund, Inc.
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Supplement dated April 14, 2003 to:

The Statement of Additional Information dated November 1, 2002 as amended March 31, 2003 of AllianceBernstein Balanced Shares, Inc., AllianceBernstein Global Small Cap Fund, Inc., AllianceBernstein Greater China '97 Fund, Inc., AllianceBernstein High Yield Fund, Inc., AllianceBernstein Health Care Fund, Inc., AllianceBernstein New Europe Fund, Inc. and AllianceBernstein Worldwide Privatization Fund, Inc.;

The Statement of Additional Information dated February 1, 2003 as amended March 31, 2003 of AllianceBernstein All-Asia Investment Fund, Inc., AllianceBernstein Growth Fund of The AllianceBernstein Portfolios, AllianceBernstein Growth and Income Fund, Inc., AllianceBernstein International Premier Growth Fund, Inc., AllianceBernstein Mid-Cap Growth Fund, Inc., AllianceBernstein Municipal Income Fund, Inc., AllianceBernstein Municipal Income Fund II, AllianceBernstein Premier Growth Fund, Inc., AllianceBernstein Quasar Fund, Inc. and AllianceBernstein Technology Fund, Inc.;

The Statement of Additional Information dated March 1, 2003 as amended March 31, 2003 of AllianceBernstein Premier Growth Institutional Fund, AllianceBernstein Quasar Institutional Fund, AllianceBernstein Real Estate Investment Institutional Fund and AllianceBernstein Special Equity Institutional Fund of AllianceBernstein Institutional Funds, Inc. and Biotechnology Portfolio, Premier Portfolio, Small Cap Growth Portfolio and Technology Portfolio of AllianceBernstein Select Investor Series, Inc.;

The Statement of Additional Information dated March 3, 2003 as amended March 31, 2003 of AllianceBernstein Americas Government Income Trust, Inc., AllianceBernstein Global Strategic Income Trust, Inc. and AllianceBernstein Multi-Market Strategy Trust, Inc.; and

The Statement of Additional Information dated March 31, 2003 of
AllianceBernstein Disciplined Value Fund, Inc., AllianceBernstein
Real Estate Investment Fund, Inc. and AllianceBernstein Utility
Income Fund, Inc.

     Paragraph (b) under the heading "Net Asset Value", which reads "(b) securities not listed on the Exchange or on a foreign securities exchange but listed on other national securities exchanges or traded on The Nasdaq Stock Market, Inc. ("NASDAQ") are valued in accordance with paragraph (a) above" is replaced in its entirety with the following:

          (b) securities not listed on the Exchange or on a foreign securities exchange but listed on other national securities exchanges are valued in accordance with paragraph
     (a) above, and securities traded on The Nasdaq Stock Market, Inc. ("NASDAQ") are valued in accordance with the NASDAQ Official Closing Price.

You should retain this Supplement for future reference.
-------------------------------------------------------------------------

(R) This is a registered mark used under license from the owner, AllianceBernstein Investment Research and Management, Inc.




00250.0157 #398252